Related Party Transactions - Schedule of Allocations for Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Research and development	$ 25,644	$ 39,272	$ 59,599	$ 80,737	$ 139,614	$ 152,345
Total allocated operating expenses	9,293	6,626	28,149	16,441	39,392	28,756
Total operating expenses	34,937	45,898	87,748	97,178	179,006	181,101
AnaptysBio, Inc.
Related Party Transaction [Line Items]
Research and development	1,853	13,129	17,166	26,816	52,164	42,662
Total allocated operating expenses	3,664	6,626	22,520	16,441	39,392	28,756
Total operating expenses	$ 5,517	$ 19,755	$ 39,686	$ 43,257	$ 91,556	$ 71,418